Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

 We recognize the importance of safeguarding the security of our computer systems, software, networks, data and other technology assets. We have implemented cybersecurity measures and protocols for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. We aim to ensure a comprehensive and proactive approach to safeguarding our assets and operations.

 Our board of directors and our Chief Technology Officer are collectively responsible for oversight of risks from cybersecurity threats. Our Chief Technology Officer, Richard Lee, holds a Computer Science degree from National Chengchi University and has extensive technical experience as founder of the former INSIDE and iCook sites and service as TNL’s Chief Technology Officer and product development lead. Led by our Chief Technology Officer, our executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the board. Some of our executive officers have limited experience in the area of cybersecurity, but where necessary in the view of our executive officers, we will consult with external advisers to manage and remediate any cybersecurity incidents. Monitoring and identifying risks related to external providers are a fundamental part of our cybersecurity strategy. Given the interconnection and dependence on external services, robust mechanisms are implemented to assess and mitigate risks associated with external service providers. For material cybersecurity incidents, our executive officers will promptly inform, update, and seek the instructions of the board.

 In the year ended December 31, 2024, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Governance

 Our board of directors has general oversight power over cybersecurity issues and delegates the primary responsibility for day-to-day assessment and management of cybersecurity risks to our Chief Technology Officer and information technology personnel. When cybersecurity incidents occur, our Chief Technology Officer and information technology personnel will collect the relevant information, prepare solutions to mitigate the incidents, and our Chief Technology Officer will report to the other executive officers who will in turn report the incidents to our board of directors to take appropriate and timely measures in response to the incidents.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented cybersecurity measures and protocols for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. We aim to ensure a comprehensive and proactive approach to safeguarding our assets and operations.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our board of directors and our Chief Technology Officer are collectively responsible for oversight of risks from cybersecurity threats. Our Chief Technology Officer, Richard Lee, holds a Computer Science degree from National Chengchi University and has extensive technical experience as founder of the former INSIDE and iCook sites and service as TNL’s Chief Technology Officer and product development lead.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

 In the year ended December 31, 2024, we did not detect any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

 Our board of directors has general oversight power over cybersecurity issues and delegates the primary responsibility for day-to-day assessment and management of cybersecurity risks to our Chief Technology Officer and information technology personnel. When cybersecurity incidents occur, our Chief Technology Officer and information technology personnel will collect the relevant information, prepare solutions to mitigate the incidents, and our Chief Technology Officer will report to the other executive officers who will in turn report the incidents to our board of directors to take appropriate and timely measures in response to the incidents.